Income Taxes - Classification of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Non-current deferred tax liabilities	$ 295	$ 357
Net deferred tax liabilities	$ 295	$ 357	$ 453